Business, Liquidity and Summary of Significant Accounting Policies (Credit Concentration) - Additional Information (Detail)	12 Months Ended
Mar. 31, 2015
Customer Concentration Risk [Member] | Total Revenues [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%